BACKGROUND (Details Narrative)		6 Months Ended	9 Months Ended	12 Months Ended
	Oct. 26, 2022	Mar. 31, 2022	Jun. 30, 2022	Sep. 30, 2021
Subsequent Event [Line Items]
Date of incorporation		Apr. 24, 2017	Apr. 24, 2017	Apr. 24, 2017
Subsequent Event [Member]
Subsequent Event [Line Items]
Stockholders' Equity, Reverse Stock Split	1 for 60 ratio